THE TAIWAN FUND, INC.

SCHEDULE OF INVESTMENTS / NOVEMBER 30, 2021 (SHOWING PERCENTAGE OF NET ASSETS) (unaudited)

	SHARES	US $ VALUE
COMMON STOCKS – 92.4%
CONSUMER DISCRETIONARY — 1.7%
Auto Components — 0.1%
Global PMX Co., Ltd.	41,000	$266,899
Textiles, Apparel & Luxury Goods — 1.6%
Fulgent Sun International Holding Co., Ltd. (a)	583,877	2,066,338
Makalot Industrial Co., Ltd.	398,000	3,335,216
		5,401,554
TOTAL CONSUMER DISCRETIONARY		5,668,453
FINANCIALS — 2.8%
Diversified Financial Services — 1.0%
Chailease Holding Co., Ltd.	404,000	3,588,915
Insurance — 1.8%
Fubon Financial Holding Co., Ltd.	2,304,694	6,059,204
TOTAL FINANCIALS		9,648,119
HEALTHCARE — 2.7%
Health Care Equipment & Supplies — 2.7%
Pegavision Corp. (a)	572,000	9,319,211
TOTAL HEALTHCARE		9,319,211
INDUSTRIALS — 4.9%
Electrical Equipment — 4.9%
Advanced Energy Solution Holding Co., Ltd.	134,000	7,759,176
Tatung Co., Ltd. *	7,039,000	9,012,512
TOTAL INDUSTRIALS		16,771,688
INFORMATION TECHNOLOGY — 80.3%
Electronic Equipment, Instruments & Components — 9.7%
Innolux Corp.	12,034,000	7,552,493
Nan Ya Printed Circuit Board Corp. (a)	469,000	10,559,226
Unimicron Technology Corp.	1,820,000	14,924,203
		33,035,922
Semiconductors & Semiconductor Equipment — 70.6%
Alchip Technologies Ltd. (a)	615,000	22,561,096
Anpec Electronics Corp.	501,000	4,639,807
ASMedia Technology, Inc. (a)	148,000	10,353,000
ASPEED Technology, Inc.	28,000	3,388,660
eMemory Technology, Inc.	125,000	9,665,702
Episil Technologies, Inc. *	400,000	2,157,924
Formosa Sumco Technology Corp.	1,017,000	9,144,203
Globalwafers Co., Ltd.	249,000	7,298,639
Jih Lin Technology Co., Ltd.	1,098,000	4,264,921
Kinsus Interconnect Technology Corp.	1,753,000	15,162,887
Nanya Technology Corp.	3,196,000	8,528,950
Novatek Microelectronics Corp.	303,000	5,072,794

Pan Jit International, Inc. (a)	2,799,000	11,123,721
Realtek Semiconductor Corp.	180,000	3,592,944
SDI Corp.	1,094,000	6,413,422
Silergy Corp.	81,000	13,662,896
Taiwan Semiconductor Manufacturing Co., Ltd.	3,529,000	75,645,453
United Microelectronics Corp.	5,986,000	13,713,903
Visual Photonics Epitaxy Co., Ltd.	867,000	4,770,847
Winbond Electronics Corp.	8,325,000	9,596,154
		240,757,923
TOTAL INFORMATION TECHNOLOGY		273,793,845
TOTAL COMMON STOCKS (Cost — $208,635,767)		315,201,316
TOTAL INVESTMENTS — 92.4% (Cost — $208,635,767)		315,201,316
OTHER ASSETS AND LIABILITIES, NET—7.6%		25,787,619
NET ASSETS—100.0%		$340,988,935

Legend:

US $ – United States dollar

*	Non-income producing
(a)	All or a portion of the security is on loan. The market value of the securities on loan on November 30, 2021 is $32,378,613, collateralized by non-cash collateral such as U.S. Government securities in the amount of $34,085,950.

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